Reverse Recapitalization (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2022
Reverse Recapitalization (Details) [Line Items]
Converted shares (in Shares)		5,579,266
Stock converted, reverse recapitalization (in Shares)	2,278,598	2,278,598
Common stock issued (in Shares)		21,888,976	13,303,795
Common stock outstanding (in Shares)	21,888,976	21,888,976	13,303,795
Stock options cancelled and converted (in Shares)		2,101,760
Transaction costs expensed		$ 3,329
Tramcaction costs		7,500
Unpaid transaction costs included in accounts payable and accrued expenses		5,802
Payments Of Reverse Recapitalization Transaction Costs		14,591
Reverse recapitalization obligation, cash settlement		700
Reverse recapitalization obligation, shares issuable		$ 2,000
Legacy NKGen [Member]
Reverse Recapitalization (Details) [Line Items]
Common stock issued (in Shares)		38,185,814
Common stock outstanding (in Shares)		38,185,814
Options, issued and outstanding (in Shares)		5,146,354
Vendor [Member]
Reverse Recapitalization (Details) [Line Items]
Unpaid transaction costs included in accounts payable and accrued expenses		$ 2,700
Payments Of Reverse Recapitalization Transaction Costs		1,300
Vendor [Member] | Graf Acquisition Partners IV LLC [Member]
Reverse Recapitalization (Details) [Line Items]
Unpaid transaction costs included in accounts payable and accrued expenses		4,000
Cash [Member] | Vendor [Member] | Graf Acquisition Partners IV LLC [Member]
Reverse Recapitalization (Details) [Line Items]
Unpaid transaction costs included in accounts payable and accrued expenses		2,000
Common Stock [Member] | Vendor [Member] | Graf Acquisition Partners IV LLC [Member]
Reverse Recapitalization (Details) [Line Items]
Unpaid transaction costs included in accounts payable and accrued expenses		$ 2,000
Common Stock, Including Convertible Debt Stock [Member]
Reverse Recapitalization (Details) [Line Items]
Stock converted, reverse recapitalization (in Shares)		15,595,262
Equity Instruments [Member]
Reverse Recapitalization (Details) [Line Items]
Transaction costs expensed		$ 4,200
Liability Instruments [Member]
Reverse Recapitalization (Details) [Line Items]
Transaction costs expensed		3,300
Business Combination [Member]
Reverse Recapitalization (Details) [Line Items]
Transaction costs expensed		$ 7,500